Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Other Provisions

	€ million	€ million
Provisions	2019	2018
Due within one year	620	624
Due after one year	664	697

Total provisions	1,284	1,321

	€ million	€ million	€ million	€ million	€ million
			Brazil
Movements during 2019	Restructuring	Legal	indirect taxes	Other	Total
1 January 2019	445	143	203	530	1,321
Income Statement:
Charges	371	59	15	107	552
Releases	(75)	(10)	(10)	(62)	(157)
Utilisation	(257)	(38)	(7)	(54)	(356)
Reclassification (a)	(18)	(7)	(75)	28	(72)
Currency translation	4	2	2	(12)	(4)
31 December 2019	470	149	128	537	1,284

(a)	Includes an amount transferred to impairment provision relating to Brazil indirect tax assets. See note 13.